Shareholder Report, Average Annual Return (Details)	12 Months Ended	25 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000245159
Average Annual Return [Line Items]
Average Annual Return, Percent	11.85%	11.62%
Without Sales Load [Member] | C000245160
Average Annual Return [Line Items]
Average Annual Return, Percent	11.98%	11.78%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	5.75%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	5.75%
60% Bloomberg US Agg Index + 40% S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.58%	12.58%
60% Bloomberg US Agg Index + 40% S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.58%	12.58%